Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Future minimum rental commitments under noncancelable leases
2013	$ 823
2014	802
2015	793
2016	723
2017	723
Thereafter	$ 121